UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number  811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:    (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: April 1, 2017 – June 30, 2017

Item 1.  Schedule of Investments.
Attached hereto.
Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MONEY MARKET FUND†- 1.5%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class
0.75%[1]	6,223,126	$6,223,126
Total Money Market Fund
(Cost $6,223,126)		6,223,126
	Face
	Amount[5]
ASSET-BACKED SECURITIES†† - 32.9%
Collateralized Loan Obligations - 31.5%
Golub Capital Partners CLO Ltd.
2014-21A, 3.06% due 10/25/26[2,3]	$8,750,000	8,749,271
2015-25A, 2.97% due 08/05/27[2,3]	5,000,000	5,000,763
Tennenbaum Senior Loan Funding III LLC
2014-3, 3.11% due 10/24/24[2]	10,500,000	10,520,251
Great Lakes CLO Ltd.
2014-1A, 3.01% due 04/15/25[2,3]	9,900,000	9,909,787
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[2,3]	8,700,000	8,699,605
TICP CLO II Ltd.
2017-2A, 2.32% due 07/20/26[2,3]	8,600,000	8,590,275
Flagship CLO
2014-8A, 2.41% due 01/16/26[2,3]	8,100,000	8,115,287
Seneca Park CLO Limited
2017-1A, 2.28% due 07/17/26[2,3]	6,500,000	6,508,170
Lime Street CLO Ltd.
2007-1A, 2.22% due 06/20/21[2,3]	6,000,000	5,749,320
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.31% due 04/25/25[2,3]	5,600,000	5,605,260
NewMark Capital Funding CLO Ltd.
2013-1A, 2.33% due 06/02/25[2,3]	5,500,000	5,498,274
Monroe Capital CLO Ltd.
2014-1A, 2.95% due 10/22/26[2,3]	5,490,000	5,482,928
Northwoods Capital Ltd.
2017-14A, 2.48% due 11/12/25[2,3]	5,100,000	5,100,966
OHA Loan Funding Ltd.
2013-1A, 2.60% due 07/23/25[2,3]	4,300,000	4,299,665
Vibrant CLO III Ltd.
2016-3A, 2.64% due 04/20/26[2,3]	4,100,000	4,112,300

	Face
	Amount[5]	Value
ASSET BACKED-SECURITIES†† - 32.9% (continued)
Collateralized Loan Obligations - 31.5% (continued)
Steele Creek CLO Ltd.
2014-1A, 2.50% due 08/21/26[2,3]	$4,100,000	$4,100,394
TICP CLO Ltd.
2014-3A, 2.34% due 01/20/27[2,3]	4,000,000	3,997,859
Cent CLO LP
2014-21A, 2.38% due 07/27/26[2,3]	3,800,000	3,805,781
CFIP CLO Ltd.
2014-1A, 2.63% due 04/13/25[2,3]	3,000,000	3,000,892
Madison Park Funding V Ltd.
2007-5A, 2.65% due 02/26/21[2,3]	3,000,000	2,945,434
Atlas Senior Loan Fund Ltd.
2014-1A, 2.59% due 07/16/26[2,3]	2,500,000	2,502,202
KVK CLO Ltd.
2014-1A, 2.48% due 05/15/26[2,3]	2,400,000	2,399,675
Venture XVII CLO Ltd.
2017-17A, 2.28% due 07/15/26[2,3]	2,000,000	2,003,480
Fortress Credit BSL II Ltd.
2017-2A, 2.31% due 10/19/25[2,3]	2,000,000	2,001,226
Regatta III Funding Ltd.
2017-1A, 2.35% due 04/15/26[2,3]	2,000,000	1,996,401
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.76% due 07/25/25[2,3]	2,000,000	1,964,290
Total Collateralized Loan Obligations		132,659,756
Credit Card - 1.0%
Capital One Multi-Asset Execution Trust
2015-A6, 1.53% due 06/15/20[2]	4,000,000	4,001,483
Automotive - 0.4%
CarMax Auto Owner Trust
2016-2, 1.63% due 06/17/19[2]	1,619,569	1,621,373
Collateralized Debt Obligations - 0.0%**
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[2,3]	120,273	119,104

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
ASSET-BACKED SECURITIES†† - 32.9% (continued)
Financial - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[2]	$72,463	$72,450
Total Asset Backed Securities
(Cost $138,299,313)		138,474,166
CORPORATE BONDS†† - 25.1%
Financial - 19.8%
JPMorgan Chase & Co.
2.13% due 03/22/19[2]	5,400,000	5,450,635
National Bank of Canada
2.08% due 12/14/18[2]	5,400,000	5,448,514
Royal Bank of Canada
1.87% due 04/15/19[2]	5,400,000	5,443,216
Fifth Third Bank/Cincinnati OH
2.08% due 08/20/18[2]	5,400,000	5,426,039
US Bank North America/Cincinnati OH
1.75% due 01/29/18[2]	5,400,000	5,413,705
Santander UK plc
2.72% due 03/14/19[2]	5,300,000	5,396,110
Capital One North America/Mclean VA
2.33% due 08/17/18[2]	5,350,000	5,388,397
Morgan Stanley
2.54% due 02/01/19[2]	5,300,000	5,380,253
Credit Agricole S.A.
2.20% due 06/10/20[2,3]	4,250,000	4,299,802
Huntington National Bank
1.74% due 03/10/20[2]	4,250,000	4,261,989
Citizens Bank North America/Providence RI
1.75% due 03/02/20[2]	4,250,000	4,253,413
Sumitomo Mitsui Trust Bank Ltd.
2.07% due 10/18/19[2,3]	4,100,000	4,134,842
Station Place Securitization Trust
2.12% due 02/25/49[2,3]	4,133,333	4,134,343
BNZ International Funding Ltd.
1.87% due 02/21/20[2,3]	4,050,000	4,069,614
Australia & New Zealand Banking Group Ltd.
1.95% due 09/23/19[2,3]	4,000,000	4,033,212
Citigroup, Inc.
1.95% due 01/10/20[2]	4,000,000	4,028,908
Bank of America North America
1.98% due 12/07/18[2]	3,500,000	3,528,063
Goldman Sachs Group, Inc.
2.37% due 04/30/18[2]	1,790,000	1,803,640
2.02% due 12/27/20[2]	1,400,000	1,402,394
Total Financial		83,297,089
Communications - 2.7%
AT&T, Inc.
2.23% due 06/30/20[2]	4,100,000	4,153,648
Deutsche Telekom International Finance BV
1.74% due 01/17/20[2,3]	4,100,000	4,111,267

		Face
		Amount[5]	Value
CORPORATE BONDS†† - 25.1% (continued)
Communications - 2.7% (continued)
Verizon Communications, Inc.
1.72% due 05/22/20[2]		$3,200,000	$3,202,400
Total Communications			11,467,315
Consumer, Cyclical - 1.3%
Daimler Finance North America LLC
1.88% due 08/03/17[2,3]		5,400,000	5,401,879
Consumer, Non-cyclical - 1.0%
Ingredion, Inc.
1.80% due 09/25/17		4,060,000	4,062,424
Energy - 0.3%
Phillips 66
1.79% due 04/15/19[2]		1,250,000	1,252,900
Total Corporate Bonds
(Cost $104,843,486)			105,481,607
FOREIGN TREASURY BILLS†† - 16.8%
Republic of France
due 07/05/17[6]	EUR	12,635,000	14,431,899
Government of Japan	JPY
due 07/18/17[6]		976,000,000	8,678,095
due 07/31/17[6]	JPY	418,850,000	3,724,328
Total Government of Japan			12,402,423
Kingdom of Sweden
due 07/19/17[6]	SEK	74,400,000	8,831,729
Republic of Italy
due 07/14/17[6]	EUR	7,715,000	8,813,473
Kingdom of Spain
due 07/14/17[6]	EUR	7,715,000	8,813,473
Government of United Kingdom
due 07/10/17[6]	EUR	6,690,000	8,713,879
Republic of Portugal
due 07/21/17[6]	EUR	7,545,000	8,619,501
Total Foreign Treasury Bills
(Cost $68,997,423)			70,626,377
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.9%
Residential Mortgage Backed Securities - 5.9%
CSMC Series
2014-7R, 1.17% due 10/27/36[2,3]		6,682,918	6,512,221
2014-2R, 1.22% due 02/27/46[2,3]		5,219,458	4,922,307
2014-7R, 1.18% due 12/27/37[2,3]		4,975,297	4,799,150
CIT Mortgage Loan Trust
2007-1, 2.57% due 10/25/37[2,3]		3,843,268	3,814,209
GSMSC Resecuritization Trust
2014-3R, 1.20% due 11/26/36[2,3]		3,501,138	3,428,650

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

		Face
		Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.9% (continued)
Residential Mortgage Backed Securities - 5.9% (continued)
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[3]		$1,316,639	$1,317,060
Total Residential Mortgage Backed Securities			24,793,597
Commercial Mortgage Backed Securities - 1.0%
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[2,3]		4,200,000	4,204,958
Total Collateralized Mortgage Obligations
(Cost $29,061,519)			28,998,555
FOREIGN GOVERNMENT BONDS†† - 3.4%
State of Israel
due 10/31/17[6]	ILS	27,000,000	7,834,590
due 01/31/18[6]	ILS	2,900,000	864,112
Total State of Israel			8,698,702
Czech Republic
due 11/09/17[6]	CSK	107,000,000	4,695,568
Republic of Slovenia
1.75% due 10/09/17	EUR	790,000	907,133
Total Foreign Government Bonds
(Cost $13,568,060)			14,301,403
FEDERAL AGENCY DISCOUNT NOTES†† - 1.0%

	Face
	Amount[5]	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 1.0% (continued)
Fannie Mae[4]
0.96% due 07/19/17	$4,000,000	$3,998,080
Total Federal Agency Discount Notes
(Cost $3,998,080)		3,998,080
COMMERCIAL PAPER†† - 12.8%
Mondelez International, Inc.
1.36% due 07/20/17[3]	7,000,000	6,994,976
Waste Management, Inc.
1.40% due 07/10/17[3]	6,500,000	6,497,725
Anthem, Inc.
1.34% due 07/17/17[3]	6,500,000	6,496,129
Comcast Corp.
1.35% due 07/20/17[3]	6,500,000	6,495,369
Harley-Davidson Financial Services
1.20% due 08/16/17[3]	6,500,000	6,487,262
General Mills, Inc.
1.26% due 07/10/17[3]	6,000,000	5,998,110
Eaton Corp.
1.39% due 07/20/17[3]	6,000,000	5,995,598
Deutsche Telekom International Finance BV
1.33% due 08/10/17[3]	6,000,000	5,989,497
V F Corp.
1.38% due 08/18/17[3]	3,000,000	2,994,480
Total Commercial Paper
(Cost $53,953,487)		53,949,146
Total Investments - 100.4%
(Cost $418,944,494)		$422,052,460
Other Assets & Liabilities, net - (0.4)%		(1,596,045)
Total Net Assets - 100.0%		$420,456,415

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/(Depreciation)
J.P. Morgan	(976,000,000)	JPY	07/18/17	$9,027,299	$8,683,166	$344,133
Bank of America	(418,850,000)	JPY	07/31/17	3,756,317	3,728,650	27,667
Deutsche Bank	(803,825)	EUR	10/10/17	905,043	923,200	(18,157)
Goldman Sachs	(3,016,000)	ILS	01/31/18	844,227	872,544	(28,317)
Deutsche Bank	(14,883,750)	ILS	10/31/17	4,220,305	4,293,700	(73,395)
Citigroup	(12,453,750)	ILS	10/31/17	3,464,283	3,592,688	(128,405)
Deutsche Bank	(7,545,000)	EUR	07/21/17	8,413,731	8,626,769	(213,038)
Goldman Sachs	(6,690,000)	GBP	07/10/17	8,479,709	8,715,791	(236,082)
Goldman Sachs	(12,635,000)	EUR	07/05/17	14,163,958	14,431,753	(267,795)
Goldman Sachs	(74,400,000)	SEK	07/19/17	8,508,813	8,837,937	(329,124)
J.P. Morgan	(107,000,000)	CSK	11/09/17	4,283,598	4,737,165	(453,567)
Goldman Sachs	(15,430,000)	EUR	07/14/17	16,814,720	17,634,380	(819,660)
						$(2,195,740)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2017.
2	Variable rate security. Rate indicated is rate effective at June 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $236,644,169 (cost $236,436,040), or 56.3% of total net assets.

4	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
5	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
6	Zero coupon rate security.

CSK    Czech Koruna
EUR    Euro
GBP    British Pound
ILS      Israili Shekel
JPY     Japanese Yen

plc Public Limited Company
SEK Swedish Krona
See Sector Classification in Other Information section.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$138,474,166	$—	$—	$138,474,166
Collateralized Mortgage Obligations	—	28,998,555	—	—	28,998,555
Commercial Paper	—	53,949,146	—	—	53,949,146
Corporate Bonds	—	105,481,607	—	—	105,481,607
Forward Foreign Currency Exchange Contratcs	—	—	371,800	—	371,800
Federal Agency Discount Notes	—	3,998,080	—	—	3,998,080
Foreign Government Bonds	—	14,301,403	—	—	14,301,403
Foreign Treasury Bills	—	70,626,377	—	—	70,626,377
Money Market Fund	6,223,126	—	—	—	6,223,126
Total Assets	$6,223,126	$415,829,334	$371,800	$—	$422,424,260

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$2,567,540	$—	$2,567,540

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 – Fair value measurement using significant unobservable inputs
	Collateralized Mortgage Obligations	Total
GUGGENHEIM STRATEGY FUND I
Assets:
Beginning Balance	$23,988,233	$23,988,233
Sales, maturities and paydowns	(24,000,000)	(24,000,000)
Total change in unrealized gains or losses included in earnings	11,767	11,767
Ending Balance	$-	$-

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MONEY MARKET FUND†- 0.6%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.75%[1]	2,741,342	$2,741,342
Total Money Market Fund
(Cost $2,741,342)		2,741,342

	Face
	Amount[5]
ASSET-BACKED SECURITIES†† - 50.5%
Collateralized Loan Obligations - 50.2%
KVK CLO Ltd.
2017-2A, 2.34% due 07/15/26[2,3]	$7,900,000	7,904,938
2014-1A, 2.48% due 05/15/26[2,3]	2,300,000	2,299,688
Golub Capital Partners CLO Ltd.
2016-33A, 3.65% due 11/21/28[2,3]	4,000,000	3,988,275
2014-21A, 3.06% due 10/25/26[2,3]	3,500,000	3,499,708
2015-25A, 2.97% due 08/05/27[2,3]	1,800,000	1,800,275
AIMCO CLO Series 2014-A
2017-AA, 2.18% due 07/20/26[2,3]	8,500,000	8,492,471
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.33% due 11/15/25[2,3]	8,500,000	8,488,699
Sound Point CLO IV Ltd.
2017-3A, 2.26% due 01/21/26[2,3]	8,450,000	8,436,261
Telos CLO 2014-6 Ltd.
2017-6A, 2.43% due 01/17/27[2,3]	8,300,000	8,293,706
TICP CLO Ltd.
2014-3A, 2.34% due 01/20/27[2,3]	8,250,000	8,245,585
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[2,3]	8,200,000	8,199,628
OHA Loan Funding Ltd.
2013-1A, 2.60% due 07/23/25[2,3]	8,200,000	8,199,361
TICP CLO II Ltd.
2017-2A, 2.32% due 07/20/26[2,3]	8,200,000	8,190,727
Octagon Investment Partners XIX Ltd.
2017-1A, 2.26% due 04/15/26[2,3]	8,200,000	8,186,899
Great Lakes CLO Ltd.
2014-1A, 3.01% due 04/15/25[2,3]	3,500,000	3,503,460
2015-1A, 3.11% due 07/15/26[2,3]	2,500,000	2,507,427
2014-1A, 3.76% due 04/15/25[2,3]	2,000,000	1,971,294

	Face
	Amount[5]	Value
ASSET-BACKED SECURITIES†† - 50.5% (continued)
Collateralized Loan Obligations - 50.2% (continued)
Flagship CLO
2014-8A, 2.41% due 01/16/26[2,3]	$7,800,000	$7,814,721
Dryden XXXI Senior Loan Fund
2017-31A, 2.24% due 04/18/26[2,3]	7,000,000	6,996,331
Regatta V Funding Ltd.
2017-1A, 2.32% due 10/25/26[2,3]	6,200,000	6,199,510
Cent CLO LP
2014-21A, 2.38% due 07/27/26[2,3]	6,050,000	6,059,205
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.52% due 06/20/27[2,3]	6,000,000	6,002,401
CIFC Funding Ltd.
2014-4A, 2.54% due 10/17/26[2,3]	5,000,000	5,008,047
ACIS CLO Ltd.
2014-3A, 2.68% due 02/01/26[2,3]	2,875,000	2,892,974
2015-6A, 2.76% due 05/01/27[2,3]	2,000,000	2,000,988
Northwoods Capital Ltd.
2017-14A, 2.48% due 11/12/25[2,3]	4,800,000	4,800,909
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.63% due 10/15/25[2,3]	3,500,000	3,500,142
2013-2A, 2.31% due 04/18/25[2,3]	1,000,000	1,000,240
FS Senior Funding Ltd.
2015-1A, 2.96% due 04/13/25[2,3]	4,450,000	4,454,450
Regatta III Funding Ltd.
2017-1A, 2.35% due 04/15/26[2,3]	4,000,000	3,992,801
Steele Creek CLO Ltd.
2014-1A, 2.50% due 08/21/26[2,3]	3,900,000	3,900,374
Vibrant CLO III Ltd.
2016-3A, 2.64% due 04/20/26[2,3]	3,600,000	3,610,800
Tralee CLO III Ltd.
2016-3A, 3.16% due 07/20/26[2,3]	3,600,000	3,602,406
Tennenbaum Senior Loan Funding III LLC
2014-3, 3.11% due 10/24/24[2]	3,500,000	3,506,751
LCM XII, LP
2015-12A, 2.42% due 10/19/22[2,3]	3,032,616	3,037,020

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face	Value
	Amount[5]
ASSET-BACKED SECURITIES†† - 50.5% (continued)
Collateralized Loan Obligations - 50.2% (continued)
Telos CLO Ltd.
2014-5A, 2.71% due 04/17/25[2,3]	$2,000,000	$2,006,973
2014-5A, 3.31% due 04/17/25[2,3]	750,000	750,112
CFIP CLO Ltd.
2014-1A, 2.63% due 04/13/25[2,3]	2,700,000	2,700,803
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[2,3]	2,500,000	2,502,607
Lime Street CLO Ltd.
2007-1A, 2.22% due 06/20/21[2,3]	2,250,000	2,155,995
Venture XVII CLO Ltd.
2017-17A, % due 07/15/26[2,3]	2,000,000	2,003,480
Garrison Funding Ltd.
2015-1A, 2.63% due 05/25/27[2,3]	2,000,000	2,002,566
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.31% due 04/25/25[2,3]	2,000,000	2,001,878
PFP Ltd.
2015-2, 3.17% due 07/14/34[2,3]	2,000,000	1,999,061
Venture XII CLO Ltd.
2017-12A, 2.83% due 02/28/26[2,3]	2,000,000	1,994,714
Monroe Capital CLO Ltd.
2014-1A, 2.95% due 10/22/26[2,3]	1,850,000	1,847,617
Cerberus Loan Funding XVI, LP
2016-2A, 3.21% due 11/15/27[2,3]	1,800,000	1,823,851
Cent CLO Ltd.
2013-19A, 2.50% due 10/29/25[2,3]	1,800,000	1,799,833
Gallatin CLO VII Ltd.
2014-1A, 3.21% due 07/15/23[2,3]	1,350,000	1,346,800
Venture VII CDO Ltd.
2006-7A, 1.39% due 01/20/22[2,3]	1,304,117	1,296,905
NewMark Capital Funding CLO Ltd.
2013-1A, 2.33% due 06/02/25[2,3]	1,250,000	1,249,608
RFTI Issuer Ltd.
2015-FL1, 2.91% due 08/15/30[2,3]	1,218,004	1,217,366
Golub Capital BDC CLO LLC
2014-1A, 3.66% due 04/25/26[2,3]	1,200,000	1,185,503

	Face	Value
	Amount[5]
ASSET-BACKED SECURITIES†† - 50.5% (continued)
Collateralized Loan Obligations - 50.2% (continued)
Cent CLO
2014-16A, 3.42% due 08/01/24[2,3]	$1,000,000	$1,000,075
OCP CLO Ltd.
2016-11A, 3.57% due 04/26/28[2,3]	1,000,000	999,937
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.46% due 10/20/25[2,3]	1,000,000	999,936
Madison Park Funding V Ltd.
2007-5A, 2.65% due 02/26/21[2,3]	1,000,000	981,811
Fortress Credit Opportunities III CLO, LP
2017-3A, 3.40% due 04/28/26[2,3]	900,000	898,822
Newstar Commercial Loan Funding LLC
2014-1A, 3.76% due 04/20/25[2,3]	750,000	744,278
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.76% due 07/25/25[2,3]	750,000	736,609
Resource Capital Corporation Ltd.
2014-CRE2, 2.22% due 04/15/32[2,3]	235,764	235,733
Marathon CLO IV Ltd.
2012-4A, 2.56% due 05/20/23[2,3]	107,848	107,876
Total Collateralized Loan Obligations		219,179,221
Collateralized Debt Obligations - 0.3%
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[2,3]	1,235,324	1,207,817
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[2,3]	43,736	43,311
Total Collateralized Debt Obligations		1,251,128
Financial - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[2]	89,716	89,700
Total Asset-Backed Securities
(Cost $220,373,562)		220,520,049

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face	Value
	Amount[5]
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8%
Residential Mortgage Backed Securities - 8.9%
CSMC Series
2014-2R, 1.22% due 02/27/46[2,3]	$2,037,567	$1,921,566
2014-7R, 1.17% due 10/27/36[2,3]	1,875,869	1,827,955
2014-7R, 1.18% due 12/27/37[2,3]	1,732,690	1,671,346
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.85% due 11/25/37[2]	4,253,167	4,143,483
2006-BC1, 1.38% due 03/25/36[2]	512,335	500,236
2006-NC1, 1.37% due 05/25/36[2]	476,755	460,635
CIT Mortgage Loan Trust
2007-1, 2.57% due 10/25/37[2,3]	1,911,467	1,897,014
2007-1, 2.67% due 10/25/37[2,3]	1,746,902	1,768,664
LSTAR Securities Investment Ltd.
2016-4, 3.05% due 10/01/21[2,3]	2,121,422	2,113,382
2016-5, 3.05% due 11/01/21[2,3]	1,024,423	1,020,128
Countrywide Asset-Backed Certificates
2006-6, 1.39% due 09/25/36[2]	3,136,568	2,940,082
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[2,3]	2,803,435	2,792,048
Structured Asset Investment Loan Trust
2005-1, 1.94% due 02/25/35[2,3]	1,224,949	1,221,199
2005-2, 1.95% due 03/25/35[2]	1,106,429	1,061,788
GSAMP Trust
2005-HE6, 1.66% due 11/25/35[2]	2,161,960	2,156,585
Encore Credit Receivables Trust
2005-4, 1.66% due 01/25/36[2]	2,150,000	2,112,413
Ellington Loan Acquisition Trust
2007-2, 2.17% due 05/25/37[2,3]	1,845,055	1,846,559
VOLT LIII LLC
2016-NP13, 3.88% due 12/25/46[3,6]	1,478,307	1,487,543
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	1,364,446	1,369,372

	Face	Value
	Amount[5]
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Residential Mortgage Backed Securities - 8.9% (continued)
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	$603,532	$604,241
2015-2A, 2.88% due 11/25/25[3]	501,022	501,182
GSMSC Resecuritization Trust
2014-3R, 1.20% due 11/26/36[2,3]	1,013,487	992,504
First Frankin Mortgage Loan Trust
2006-FF4, 1.41% due 03/25/36[2]	995,639	968,852
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[3]	809,622	814,053
Accredited Mortgage Loan Trust
2007-1, 1.35% due 02/25/37[2]	390,621	386,754
New Century Home Equity Loan Trust Series
2005-C, 1.47% due 12/25/35[2]	337,479	332,536
Total Residential Mortgage Backed Securities		38,912,120
Commercial Mortgage Backed Securities - 6.9%
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.01% due 12/15/27[2,3]	7,000,000	7,004,359
Cosmopolitan Hotel Trust
2016-CSMO, 2.56% due 11/15/33[2,3]	4,500,000	4,533,811
Cold Storage Trust
2017-ICE3, 2.16% due 04/15/24[2,3]	4,200,000	4,205,202
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[2,3]	4,200,000	4,204,958
Morgan Stanley Capital I Trust
2015-XLF1, 3.34% due 08/13/19[2,3]	4,000,000	4,005,145
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.26% due 07/15/31[2,3]	2,250,000	2,221,865
2014-FL5, 2.14% due 07/15/31[2,3]	1,540,932	1,541,863
BLCP Hotel Trust
2014-CLRN, 2.51% due 08/15/29[2,3]	2,000,000	2,001,887

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face	Value
	Amount[5]
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 15.8% (continued)
Commercial Mortgage Backed Securities - 6.9% (continued)
GAHR Commercial Mortgage Trust
2015-NRF, 2.29% due 12/15/19[2,3]	$366,093	$366,093
Total Commercial Mortgage Backed Securities		30,085,183
Total Collateralized Mortgage Obligations
(Cost $68,566,605)		68,997,303
CORPORATE BONDS†† - 15.1%
Financial - 12.2%
Citibank North America
1.73% due 06/12/20[2]	4,350,000	4,361,078
Citizens Bank North America/Providence RI
1.77% due 05/26/20[2]	4,250,000	4,253,791
JPMorgan Chase & Co.
2.13% due 03/22/19[2]	3,000,000	3,028,131
1.88% due 06/01/21[2]	1,200,000	1,201,661
Sumitomo Mitsui Trust Bank Ltd.
2.07% due 10/18/19[2,3]	3,600,000	3,630,593
1.73% due 03/06/19[2,3]	500,000	500,040
Credit Agricole S.A.
2.20% due 06/10/20[2,3]	4,050,000	4,097,458
Morgan Stanley
2.54% due 02/01/19[2]	3,300,000	3,349,969
1.98% due 02/14/20[2]	700,000	702,870
Station Place Securitization Trust
2.12% due 02/25/49[2,3]	3,900,000	3,900,953
National Bank of Canada
2.08% due 12/14/18[2]	3,800,000	3,834,139
Royal Bank of Canada
1.87% due 04/15/19[2]	3,600,000	3,628,811
Capital One North America/Mclean VA
2.33% due 08/17/18[2]	3,400,000	3,424,402
2.00% due 09/13/19[2]	200,000	200,889
Westpac Banking Corp.
1.89% due 05/13/19[2]	3,500,000	3,525,130
Fifth Third Bank/Cincinnati OH
2.08% due 08/20/18[2]	3,500,000	3,516,877
Santander UK plc
2.72% due 03/14/19[2]	3,200,000	3,258,029
Bank of America North America
1.98% due 12/07/18[2]	1,395,000	1,406,185
Capital One Financial Corp.
1.94% due 05/12/20[2]	750,000	753,663
Goldman Sachs Group, Inc.
2.37% due 04/30/18[2]	550,000	554,191
Total Financial		53,128,860
Consumer, Cyclical - 1.3%
Daimler Finance North America LLC
1.88% due 08/03/17[2,3]	4,400,000	4,401,531

		Face
		Amount[5]	Value
CORPORATE BONDS†† - 15.1% (continued)
Consumer, Cyclical - 1.3% (continued)
Lennar Corp.
4.50% due 06/15/19		$1,400,000	$1,447,250
Total Consumer, Cyclical			5,848,781
Consumer, Non-cyclical - 0.7%
Tenet Healthcare Corp.
4.75% due 06/15/20[2]		2,000,000	2,020,000
Ingredion, Inc.
1.80% due 09/25/17		1,245,000	1,245,743
Total Consumer, Non-cyclical			3,265,743
Communications - 0.6%
Verizon Communications, Inc.
1.72% due 05/22/20[2]		1,400,000	1,401,050
Level 3 Financing, Inc.
4.94% due 01/15/18[2]		1,380,000	1,385,624
Total Communications			2,786,674
Energy - 0.3%
Phillips 66
1.79% due 04/15/19[2]		1,200,000	1,202,784
Total Corporate Bonds
(Cost $65,829,027)			66,232,842
FOREIGN TREASURY BILLS†† - 14.7%
Government of Japan
due 07/18/17[4]	JPY	873,100,000	7,763,162
due 08/07/17[4]	JPY	582,000,000	5,175,096
Total Government of Japan			12,938,258
Kingdom of Sweden
due 07/19/17[4]	SEK	76,600,000	9,092,883
Government of United Kingdom
due 07/10/17[4]	GBP	6,890,000	8,974,384
Republic of Italy
due 07/14/17[4]	EUR	7,810,000	8,921,999
Kingdom of Spain
due 07/14/17[4]	EUR	7,810,000	8,921,999
Republic of Portugal
due 07/21/17[4]	EUR	7,635,000	8,722,318
Republic of France
due 07/05/17[4]	EUR	5,755,000	6,573,452
Total Foreign Treasury Bills
(Cost $62,536,704)			64,145,293
FOREIGN GOVERNMENT BONDS†† - 3.3%
State of Israel
due 10/31/17[4]	ILS	27,550,000	7,994,184
due 01/31/18[4]	ILS	3,120,000	929,665
Total Israel (State of)			8,923,849
Czech Republic
due 11/09/17[4]	CSK	103,000,000	4,520,033
Republic of Slovenia
1.75% due 10/09/17	EUR	790,000	907,133
Total Foreign Government Bonds
(Cost $13,629,450)			14,351,015
COMMERCIAL PAPER†† - 0.3%

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
COMMERCIAL PAPER†† - 3.3% (continued)
Waste Management, Inc.
1.38% due 07/11/17[3]	$1,500,000	$1,499,425
Total Commercial Paper
(Cost $1,499,425)		1,499,425

Total Investments - 100.3%
(Cost $435,176,115)	$438,487,269
Other Assets & Liabilities, net - (0.3)%	(1,298,908)
Total Net Assets - 100.0%	$437,188,361

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/(Depreciation)
J.P. Morgan	(873,100,000)	JPY	07/18/17	$8,075,548	$7,767,697	$307,851
Deutsche Bank	(803,825)	EUR	10/10/17	905,043	923,200	(18,157)
Goldman Sachs	(3,244,800)	ILS	01/31/18	908,272	938,737	(30,465)
Bank of America	(582,000,000)	JPY	08/07/17	5,114,033	5,182,635	(68,602)
Deutsche Bank	(15,238,125)	ILS	10/31/17	4,320,789	4,395,931	(75,142)
Goldman Sachs	(5,755,000)	EUR	07/05/17	6,449,318	6,573,387	(124,069)
Citigroup	(12,656,250)	ILS	10/31/17	3,520,613	3,651,106	(130,493)
Deutsche Bank	(7,635,000)	EUR	07/21/17	8,514,094	8,729,673	(215,579)
Goldman Sachs	(6,890,000)	GBP	07/10/17	8,733,212	8,976,351	(243,139)
Goldman Sachs	(76,600,000)	SEK	07/19/17	8,760,417	9,099,273	(338,856)
J.P. Morgan	(103,000,000)	CSK	11/09/17	4,123,463	4,560,075	(436,612)
Goldman Sachs	(15,620,000)	EUR	07/14/17	17,021,770	17,851,524	(829,754)
						$(2,203,017)
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2017.
2	Variable rate security. Rate indicated is rate effective at June 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $290,090,321 (cost $289,667,564), or 66.4% of total net assets.

4	Zero coupon rate security.
5	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of June 30, 2017.
CSK Czech Koruna
EUR Euro
GBP British Pound
ILS Israeli Shekel
JPY Japanese Yen
plc	Public Limited Company
SEK Swedish Koruna
See Sector Classification in Other Information section.
The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$220,520,049	$—	$—	$220,520,049
Collateralized Mortgage Obligations	—	68,997,303	—	—	68,997,303
Commercial Paper	—	1,499,425	—	—	1,499,425
Corporate Bonds	—	66,232,842	—	—	66,232,842
Forward Foreign Currency Exchange Contracts	—	—	307,851	—	307,851
Foreign Government Bonds	—	14,351,015	—	—	14,351,015
Foreign Treasury Bills	—	64,145,293	—	—	64,145,293
Money Market Fund	2,741,342	—	—	—	2,741,342
Total Assets	$2,741,342	$435,745,927	$307,851	$—	$438,795,120

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$2,510,868	$—	$2,510,868
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

As of June 30, 2017, the Fund had securities with a total value of $604,241 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 – Fair value measurement using significant unobservable inputs
	Collateralized Mortgage Obligations	Total
GUGGENHEIM STRATEGY FUND II
Assets:
Beginning Balance	$7,350,964	$7,350,964
Sales, maturities and paydowns	(6,744,975)	(6,744,975)
Total change in unrealized gains or losses included in earnings	(1,748)	(1,748)
Transfers out of Level 3	(604,241)	(604,241)
Ending Balance	$-	$-

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class
0.75%[1]	3,904,092	$3,904,092
Total Money Market Fund
(Cost $3,904,092)		3,904,092
	Face
	Amount[5]
ASSET BACKED SECURITIES†† - 61.3%
Collateralized Loan Obligations - 60.1%
Golub Capital Partners CLO Ltd.
2014-21A, 3.06% due 10/25/26[2,3]	$2,750,000	2,749,771
2016-33A, 3.65% due 11/21/28[2,3]	2,500,000	2,492,672
2015-25A, 2.97% due 08/05/27[2,3]	1,500,000	1,500,228
KVK CLO Ltd.
2017-2A, 2.34% due 07/15/26[2,3]	4,200,000	4,202,625
2014-1A, 2.48% due 05/15/26[2,3]	1,300,000	1,299,824
AIMCO CLO Series 2014-A
2017-AA, 2.18% due 07/20/26[2,3]	4,900,000	4,895,659
OZLM VIII Ltd.
2017-8A, 2.60% due 10/17/26[2,3]	4,900,000	4,892,290
Telos CLO 2014-6 Ltd.
2017-6A, 2.43% due 01/17/27[2,3]	4,800,000	4,796,359
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.33% due 11/15/25[2,3]	4,800,000	4,793,617
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[2,3]	4,700,000	4,699,787
TICP CLO II Ltd.
2017-2A, 2.32% due 07/20/26[2,3]	4,700,000	4,694,685
Octagon Investment Partners XIX Ltd.
2017-1A, 2.26% due 04/15/26[2,3]	4,700,000	4,692,491
TICP CLO Ltd.
2014-3A, 2.34% due 01/20/27[2,3]	4,650,000	4,647,512
OHA Loan Funding Ltd.
2013-1A, 2.60% due 07/23/25[2,3]	4,600,000	4,599,641
Flagship CLO
2014-8A, 2.41% due 01/16/26[2,3]	4,500,000	4,508,493
Regatta V Funding Ltd.
2017-1A, 2.32% due 10/25/26[2,3]	3,600,000	3,599,715
Sound Point CLO IV Ltd.
2017-3A, 2.26% due 01/21/26[2,3]	3,600,000	3,594,147

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 61.3% (continued)
Collateralized Loan Obligations - 60.1% (continued)
Cent CLO LP
2014-21A, 2.38% due 07/27/26[2,3]	$3,500,000	$3,505,325
Great Lakes CLO Ltd.
2014-1A, 3.01% due 04/15/25[2,3]	2,100,000	2,102,076
2014-1A, 3.76% due 04/15/25[2,3]	600,000	591,388
2014-1A, 4.86% due 04/15/25[2,3]	250,000	249,587
Northwoods Capital Ltd.
2017-14A, 2.48% due 11/12/25[2,3]	2,800,000	2,800,530
Voya CLO Ltd.
2013-1A, 2.30% due 04/15/24[2,3]	1,600,000	1,600,665
2015-3A, 4.11% due 10/15/22[2,3]	1,000,000	999,962
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.63% due 10/15/25[2,3]	1,500,000	1,500,061
2013-3A, 2.28% due 07/15/25[2,3]	1,050,000	1,050,701
Fortress Credit BSL II Ltd.
2017-2A, 2.31% due 10/19/25[2,3]	2,300,000	2,301,410
Steele Creek CLO Ltd.
2014-1A, 2.50% due 08/21/26[2,3]	2,300,000	2,300,221
Venture XII CLO Ltd.
2017-12A, 2.83% due 02/28/26[2,3]	2,300,000	2,293,922
Vibrant CLO III Ltd.
2016-3A, 2.64% due 04/20/26[2,3]	2,200,000	2,206,600
FS Senior Funding Ltd.
2015-1A, 2.96% due 04/13/25[2,3]	2,200,000	2,202,200
Tralee CLO III Ltd.
2016-3A, 3.16% due 07/20/26[2,3]	2,200,000	2,201,470
ACIS CLO Ltd.
2014-3A, 2.68% due 02/01/26[2,3]	1,000,000	1,006,252
2015-6A, 2.76% due 05/01/27[2,3]	1,000,000	1,000,494
Tennenbaum Senior Loan Funding III LLC
2014-3, 3.11% due 10/24/24[2]	2,000,000	2,003,857
Venture XVII CLO Ltd.
2017-17A, % due 07/15/26[2,3]	2,000,000	2,003,480

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 61.3% (continued)
Collateralized Loan Obligations - 60.1% (continued)
CIFC Funding Ltd.
2014-4A, 2.54% due 10/17/26[2,3]	$2,000,000	$2,003,219
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.52% due 06/20/27[2,3]	2,000,000	2,000,800
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.46% due 10/20/25[2,3]	2,000,000	1,999,872
Dryden XXXI Senior Loan Fund
2017-31A, 2.24% due 04/18/26[2,3]	2,000,000	1,998,952
Regatta III Funding Ltd.
2017-1A, 2.35% due 04/15/26[2,3]	2,000,000	1,996,401
Jamestown CLO III Ltd.
2017-3A, 2.30% due 01/15/26[2,3]	1,800,000	1,797,641
OZLM IX Ltd.
2017-9A, 2.81% due 01/20/27[2,3]	1,750,000	1,745,651
Telos CLO Ltd.
2014-5A, 2.71% due 04/17/25[2,3]	1,200,000	1,204,184
2014-5A, 3.31% due 04/17/25[2,3]	500,000	500,075
CFIP CLO Ltd.
2014-1A, 2.63% due 04/13/25[2,3]	1,650,000	1,650,491
Octagon Investment Partners XXII Ltd.
2017-1A, 2.24% due 11/25/25[2,3]	1,650,000	1,647,426
Garrison Funding Ltd.
2015-1A, 3.69% due 05/25/27[2,3]	1,400,000	1,400,113
Golub Capital BDC CLO LLC
2014-1A, 3.66% due 04/25/26[2,3]	1,400,000	1,383,087
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[2,3]	1,250,000	1,251,304
Fortress Credit Opportunities III CLO, LP
2017-3A, 3.40% due 04/28/26[2,3]	1,200,000	1,198,429
Cerberus Loan Funding XVI, LP
2016-2A, 3.21% due 11/15/27[2,3]	1,100,000	1,114,575
Cent CLO Ltd.
2013-19A, 2.50% due 10/29/25[2,3]	1,100,000	1,099,898
Venture XIX CLO Ltd.
2016-19A, 3.16% due 01/15/27[2,3]	1,000,000	1,006,275

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 61.3% (continued)
Collateralized Loan Obligations - 60.1% (continued)
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.81% due 07/16/26[2,3]	$1,000,000	$1,004,938
Seneca Park CLO Limited
2017-1A, 2.28% due 07/17/26[2,3]	1,000,000	1,001,257
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.31% due 04/25/25[2,3]	1,000,000	1,000,939
Catamaran CLO Ltd.
2016-1A, 3.22% due 12/20/23[2,3]	1,000,000	1,000,221
Shackleton CLO Ltd.
2016-7A, 3.11% due 04/15/27[2,3]	1,000,000	999,952
OCP CLO Ltd.
2016-11A, 3.57% due 04/26/28[2,3]	1,000,000	999,937
NewMark Capital Funding CLO Ltd.
2013-1A, 2.33% due 06/02/25[2,3]	1,000,000	999,686
PFP Ltd.
2015-2, 3.17% due 07/14/34[2,3]	1,000,000	999,531
WhiteHorse VI Ltd.
2016-1A, 3.07% due 02/03/25[2,3]	1,000,000	999,307
Monroe Capital CLO Ltd.
2014-1A, 2.95% due 10/22/26[2,3]	1,000,000	998,712
WhiteHorse IV Ltd.
2007-4A, 2.61% due 01/17/20[2,3]	1,000,000	996,259
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[2,3]	990,233	987,265
Brentwood CLO Corp.
2006-1A, 1.99% due 02/01/22[2,3]	1,000,000	981,548
Cereberus ICQ Levered LLC
2015-1A, 3.21% due 11/06/25[2,3]	976,458	977,142
LCM XII, LP
2015-12A, 2.42% due 10/19/22[2,3]	866,462	867,720
Gallatin CLO VII Ltd.
2014-1A, 3.21% due 07/15/23[2,3]	800,000	798,104
RFTI Issuer Ltd.
2015-FL1, 2.91% due 08/15/30[2,3]	609,002	608,683
Venture VII CDO Ltd.
2006-7A, 1.39% due 01/20/22[2,3]	579,607	576,402

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 61.3% (continued)
Collateralized Loan Obligations - 60.1% (continued)
Madison Park Funding V Ltd.
2007-5A, 2.65% due 02/26/21[2,3]	$500,000	$490,906
Lime Street CLO Ltd.
2007-1A, 2.22% due 06/20/21[2,3]	500,000	479,110
Marine Park CLO Ltd.
2015-1A, 2.46% due 05/18/23[2,3]	376,594	376,757
Newstar Commercial Loan Funding LLC
2014-1A, 3.76% due 04/20/25[2,3]	250,000	248,093
Resource Capital Corporation Ltd.
2014-CRE2, 2.22% due 04/15/32[2,3]	246,991	246,958
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.76% due 07/25/25[2,3]	250,000	245,536
Black Diamond CLO Ltd.
2013-1A, 2.57% due 02/01/23[2,3]	239,919	239,896
Franklin CLO VI Ltd.
2007-6A, 1.41% due 08/09/19[2,3]	13,521	13,515
Total Collateralized Loan Obligations		146,716,484
Collateralized Debt Obligations - 1.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	2,250,000	2,251,553
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[2,3]	617,662	603,909
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[2,3]	43,736	43,311
Total Collateralized Debt Obligations		2,898,773
Financial - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.44% due 07/10/17[2]	70,163	70,150
Total Asset Backed Securities
(Cost $149,454,419)		149,685,407

	Face
	Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 17.2%
Residential Mortgage Backed Securities - 11.3%
CSMC Series
2014-7R, 1.17% due 10/27/36[2,3]	$1,607,888	$1,566,819
2014-7R, 1.18% due 12/27/37[2,3]	1,608,927	1,551,964
2014-2R, 1.22% due 02/27/46[2,3]	1,478,879	1,394,685
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.85% due 11/25/37[2]	2,392,406	2,330,709
2006-BC1, 1.38% due 03/25/36[2]	782,590	764,109
2006-NC1, 1.37% due 05/25/36[2]	272,432	263,220
LSTAR Securities Investment Ltd.
2016-4, 3.05% due 10/01/21[2,3]	1,310,290	1,305,324
2016-3, 3.05% due 09/01/21[2,3]	1,024,531	1,016,470
2016-5, 3.05% due 11/01/21[2,3]	682,949	680,086
CIT Mortgage Loan Trust
2007-1, 2.57% due 10/25/37[2,3]	1,199,750	1,190,679
2007-1, 2.67% due 10/25/37[2,3]	920,986	932,459
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[2,3]	1,927,362	1,919,532
Countrywide Asset-Backed Certificates
2006-6, 1.39% due 09/25/36[2]	1,904,345	1,785,049
GSAMP Trust
2005-HE6, 1.66% due 11/25/35[2]	1,553,909	1,550,045
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	603,532	604,241
2015-2A, 2.88% due 11/25/25[3]	454,415	454,561
2016-1A, 2.98% due 02/25/26[2,3]	373,374	373,493
Structured Asset Investment Loan Trust
2005-1, 1.94% due 02/25/35[2,3]	694,138	692,013
2005-2, 1.95% due 03/25/35[2]	645,417	619,376
Encore Credit Receivables Trust
2005-4, 1.66% due 01/25/36[2]	1,100,000	1,080,770

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 17.2% (continued)
Residential Mortgage Backed Securities - 11.3% (continued)
Ellington Loan Acquisition Trust
2007-2, 2.17% due 05/25/37[2,3]	$1,054,317	$1,055,177
GSMSC Resecuritization Trust
2014-3R, 1.20% due 11/26/36[2,3]	921,352	902,276
VOLT LIII LLC
2016-NP13, 3.88% due 12/25/46[3,6]	869,593	875,025
Aames Mortgage Investment Trust
2006-1, 1.54% due 04/25/36[2]	765,486	747,598
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	682,223	684,686
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[3]	539,748	542,702
New Century Home Equity Loan Trust Series
2005-C, 1.47% due 12/25/35[2]	424,973	418,749
Accredited Mortgage Loan Trust
2007-1, 1.35% due 02/25/37[2]	309,803	306,736
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[3]	45,780	44,826
Total Residential Mortgage Backed Securities		27,653,379
Commercial Mortgage Backed Securities - 5.9%
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.01% due 12/15/27[2,3]	3,000,000	3,001,868
Cosmopolitan Hotel Trust
2016-CSMO, 2.56% due 11/15/33[2,3]	2,700,000	2,720,286
Cold Storage Trust
2017-ICE3, 2.16% due 04/15/24[2,3]	2,400,000	2,402,973
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[2,3]	2,400,000	2,402,833
Morgan Stanley Capital I Trust
2015-XLF1, 3.34% due 08/13/19[2,3]	2,000,000	2,002,573
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.26% due 07/15/31[2,3]	1,000,000	987,495

	Face
	Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 17.2% (continued)
Commercial Mortgage Backed Securities - 5.9% (continued)
2014-FL5, 2.14% due 07/15/31[2,3]	$342,429	$342,636
BLCP Hotel Trust
2014-CLRN, 2.51% due 08/15/29[2,3]	500,000	500,472
Total Commercial Mortgage Backed Securities		14,361,136
Total Collateralized Mortgage Obligation
(Cost $41,761,593)		42,014,515
CORPORATE BONDS†† - 10.6%
Financial - 8.2%
Credit Agricole S.A.
2.20% due 06/10/20[2,3]	2,350,000	2,377,536
Station Place Securitization Trust
2.12% due 02/25/49[2,3]	2,266,667	2,267,220
Sumitomo Mitsui Trust Bank Ltd.
2.07% due 10/18/19[2,3]	2,200,000	2,218,696
Capital One North America/Mclean VA
2.33% due 08/17/18[2]	1,500,000	1,510,766
2.00% due 09/13/19[2]	650,000	652,888
Royal Bank of Canada
1.87% due 04/15/19[2]	2,100,000	2,116,806
Morgan Stanley
2.54% due 02/01/19[2]	2,000,000	2,030,284
National Bank of Canada
2.08% due 12/14/18[2]	2,000,000	2,017,968
Santander UK plc
2.72% due 03/14/19[2]	1,900,000	1,934,455
Fifth Third Bank/Cincinnati OH
2.08% due 08/20/18[2]	1,500,000	1,507,233
Bank of America North America
1.98% due 12/07/18[2]	750,000	756,014
Goldman Sachs Group, Inc.
2.37% due 04/30/18[2]	360,000	362,743
Capital One Financial Corp.
1.94% due 05/12/20[2]	250,000	251,221
Total Financial		20,003,830
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.88% due 08/03/17[2,3]	1,000,000	1,000,348

		Face
		Amount[5]	Value
CORPORATE BONDS†† - 10.6% (continued)
Consumer, Cyclical - 0.8% (continued)
Lennar Corp.
4.50% due 06/15/19		$850,000	$878,688
Total Consumer, Cyclical			1,879,036
Consumer, Non-cyclical - 0.7%
Tenet Healthcare Corp.
4.75% due 06/15/20[2]		1,000,000	1,010,000
6.25% due 11/01/18		200,000	211,000
HCA, Inc.
4.25% due 10/15/19		550,000	570,625
Total Consumer, Non-cyclical			1,791,625
Communications - 0.5%
Level 3 Financing, Inc.
4.94% due 01/15/18[2]		1,080,000	1,084,401
Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19		900,000	922,500
Utilities - 0.0%
AES Corp.
4.20% due 06/01/19[2]		62,000	62,000
Total Corporate Bonds
(Cost $25,557,534)			25,743,392
FOREIGN TREASURY BILLS†† - 7.5%

Kingdom of Spain
due 07/14/17[4]	EUR	2,195,000	2,507,527
due 08/18/17[4]	EUR	2,190,000	2,502,653
Total Kingdom of Spain			5,010,180
Republic of Portugal
due 07/21/17[4]	EUR	3,265,000	3,729,977
due 09/22/17[4]	EUR	1,120,000	1,280,164
Total Republic of Portugal			5,010,141

			Face	Value
			Amount[5]
FOREIGN TREASURY BILLS†† - 7.5% (continued)
Government of United Kingdom
due 07/10/17[4]	GBP		$3,815,000	$4,969,126
Government of Japan
due 07/18/17[4]	JPY		368,500,000	3,276,514
Total Foreign Treasury Bills
(Cost $17,820,955)				18,265,961
SENIOR FLOATING RATE INTERESTS††,2 - 1.5%
Financial - 0.5%
Fly Leasing Ltd.
3.43% due 02/09/23			1,227,959	1,229,494
Communications - 0.5%
Sprint Communications, Inc.
3.75% due 02/02/24			1,147,125	1,146,884
Technology - 0.2%
First Data Corp.
3.72% due 04/26/24			585,226	585,015
Consumer, Non-cyclical - 0.2%
Smart & Final Stores LLC
4.77% due 11/15/22			600,000	574,998
Consumer, Cyclical - 0.1%
Advantage Sales & Marketing LLC
4.55% due 07/23/21			133,118	127,378
Total Senior Floating Rate Interests
(Cost $3,684,617)				3,663,769
FOREIGN GOVERNMENT BONDS†† - 1.0%
Czech Republic Government Bond
due 11/09/17		CSK	58,000,000	2,545,261
Total Foreign Government Bonds
(Cost $2,282,398)				2,545,261
Total Investments - 100.7%
(Cost $244,465,608)				$245,822,397
Other Assets & Liabilities, net - (0.7)%				(1,664,410)
Total Net Assets - 100.0%				$244,157,987

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/(Depreciation)
J.P. Morgan	(368,500,000)	JPY	07/18/17	$3,408,360	$3,278,429	$129,931
Goldman Sachs	(1,120,000)	EUR	09/22/17	1,253,828	1,285,020	(31,192)
Citigroup	(2,190,000)	EUR	08/18/17	2,448,420	2,507,997	(59,577)
Morgan Stanley	(2,195,000)	EUR	07/14/17	2,401,341	2,508,585	(107,244)
Goldman Sachs	(3,815,000)	GBP	07/10/17	4,835,589	4,970,216	(134,627)
Goldman Sachs	(3,265,000)	EUR	07/21/17	3,509,598	3,733,122	(223,524)
J.P. Morgan	(58,000,000)	CSK	11/09/17	2,321,950	2,567,809	(245,859)
						$(672,092)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2017.
2	Variable rate security. Rate indicated is rate effective at June 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $187,623,354 (cost $187,239,852), or 77.2% of total net assets.

4	Zero coupon rate security.
5	The face amount is denominated in U.S. Dollars, unless otherwise noted.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of June 30, 2017.
CSK Czech Koruna
EUR Euro
GBP British Pound
JPY Japanese Yen
plc	Public Limited Company
See Sector Classification in Other Information section.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$149,685,407	$—	$—	$149,685,407
Collateralized Mortgage Obligations	—	42,014,515	—	—	42,014,515
Corporate Bonds	—	25,743,392	—	—	25,743,392
Forward Foreign Currency Exchange Contracts	—	—	129,931	—	129,931
Foreign Government Bonds	—	2,545,261	—	—	2,545,261
Foreign Treasury Bills	—	18,265,961	—	—	18,265,961
Money Market Fund	3,904,092	—	—	—	3,904,092
Senior Floating Rate Interests	—	—	—	—	3,663,769
Total Assets	$3,904,092	$241,918,305	$129,931	$—	$245,952,328

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$802,023	$—	$802,023
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of June 30, 2017, the Fund had securities with a total value of $604,241 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Total
GUGGENHEIM STRATEGY FUND III
Assets:
Beginning Balance	$954,102	$954,102
Sales, maturities and paydowns	(344,975)	(344,975)
Total change in unrealized gains or losses included in earnings	(4,886)	(4,886)
Transfers out of Level 3	(604,241)	(604,241)
Ending Balance	$-	$-

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.75%[1]	1,667,945	$1,667,945
Total Money Market Fund
(Cost $1,667,945)		1,667,945

	Face
	Amount[5]
ASSET BACKED SECURITIES†† - 60.5%
Collateralized Loan Obligations - 59.2%
KVK CLO Ltd.
2017-2A, 2.34% due 07/15/26[2,3]	$2,600,000	2,601,625
2014-1A, 2.48% due 05/15/26[2,3]	1,000,000	999,864
Telos CLO 2014-6 Ltd.
2017-6A, 2.43% due 01/17/27[2,3]	2,700,000	2,697,953
AIMCO CLO Series 2014-A
2017-AA, 2.18% due 07/20/26[2,3]	2,700,000	2,697,609
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.33% due 11/15/25[2,3]	2,700,000	2,696,411
Golub Capital Partners CLO Ltd.
2016-33A, 3.65% due 11/21/28[2,3]	1,500,000	1,495,603
2015-25A, 2.97% due 08/05/27[2,3]	1,200,000	1,200,182
OZLM VIII Ltd.
2017-8A, 2.60% due 10/17/26[2,3]	2,700,000	2,695,753
Octagon Investment Partners XIX Ltd.
2017-1A, 2.26% due 04/15/26[2,3]	2,700,000	2,695,686
Flagship CLO
2014-8A, 2.41% due 01/16/26[2,3]	2,600,000	2,604,907
Seneca Park CLO Limited
2017-1A, 2.28% due 07/17/26[2,3]	2,600,000	2,603,268
Venture XVI CLO Ltd.
2017-16A, 2.67% due 04/15/26[2,3]	2,600,000	2,599,882
OHA Loan Funding Ltd.
2013-1A, 2.60% due 07/23/25[2,3]	2,600,000	2,599,797
TICP CLO II Ltd.
2017-2A, 2.32% due 07/20/26[2,3]	2,600,000	2,597,060
Fortress Credit BSL II Ltd.
2017-2A, 2.31% due 10/19/25[2,3]	2,500,000	2,501,533
Tennenbaum Senior Loan Funding III LLC
2014-3, 3.11% due 10/24/24[2]	2,000,000	2,003,857

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 60.5% (continued)
Collateralized Loan Obligations - 59.2% (continued)
Venture XVII CLO Ltd.
2017-17A, % due 07/15/26[2,3]	$2,000,000	$2,003,480
Cent CLO LP
2014-21A, 2.38% due 07/27/26[2,3]	2,000,000	2,003,043
Figueroa CLO 2013-2 Ltd.
2017-2A, 2.52% due 06/20/27[2,3]	2,000,000	2,000,800
Regatta III Funding Ltd.
2017-1A, 2.35% due 04/15/26[2,3]	2,000,000	1,996,401
FS Senior Funding Ltd.
2015-1A, 2.68% due 04/13/25[2,3]	1,850,000	1,851,850
Northwoods Capital Ltd.
2017-14A, 2.48% due 11/12/25[2,3]	1,600,000	1,600,303
CFIP CLO Ltd.
2014-1A, 2.35% due 04/13/25[2,3]	1,500,000	1,500,446
Vibrant CLO III Ltd.
2016-3A, 2.64% due 04/20/26[2,3]	1,300,000	1,303,900
Tralee CLO III Ltd.
2016-3A, 3.16% due 07/20/26[2,3]	1,300,000	1,300,869
Northwoods Capital X Ltd.
2017-10A, 2.25% due 11/04/25[2,3]	1,300,000	1,300,852
Steele Creek CLO Ltd.
2014-1A, 2.50% due 08/21/26[2,3]	1,300,000	1,300,125
Sound Point CLO IV Ltd.
2017-3A, 2.26% due 01/21/26[2,3]	1,300,000	1,297,886
Telos CLO Ltd.
2014-5A, 2.71% due 04/17/25[2,3]	1,000,000	1,003,486
2014-5A, 3.31% due 04/17/25[2,3]	250,000	250,037
Great Lakes CLO Ltd.
2014-1A, 3.01% due 04/15/25[2,3]	500,000	500,494
2014-1A, 3.76% due 04/15/25[2,3]	500,000	492,823
2014-1A, 4.58% due 04/15/25[2,3]	250,000	249,587
Lime Street CLO Ltd.
2007-1A, 2.22% due 06/20/21[2,3]	1,250,000	1,197,775
Cerberus Loan Funding XVI, LP
2016-2A, 3.21% due 11/15/27[2,3]	1,000,000	1,013,250

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 60.5% (continued)
Collateralized Loan Obligations - 59.2% (continued)
Fortress Credit Investments IV Ltd.
2015-4A, 3.06% due 07/17/23[2,3]	$1,000,000	$1,001,043
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.31% due 04/25/25[2,3]	1,000,000	1,000,939
ACIS CLO Ltd.
2015-6A, 2.76% due 05/01/27[2,3]	1,000,000	1,000,494
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.35% due 10/15/25[2,3]	1,000,000	1,000,041
Cent CLO Ltd.
2013-19A, 2.50% due 10/29/25[2,3]	1,000,000	999,907
NewMark Capital Funding CLO Ltd.
2013-1A, 2.33% due 06/02/25[2,3]	1,000,000	999,686
PFP Ltd.
2015-2, 3.17% due 07/14/34[2,3]	1,000,000	999,531
Dryden XXXI Senior Loan Fund
2017-31A, 2.24% due 04/18/26[2,3]	1,000,000	999,476
TICP CLO Ltd.
2014-3A, 2.34% due 01/20/27[2,3]	1,000,000	999,465
WhiteHorse VI Ltd.
2016-1A, 3.07% due 02/03/25[2,3]	1,000,000	999,307
Monroe Capital CLO Ltd.
2014-1A, 2.95% due 10/22/26[2,3]	1,000,000	998,712
Fortress Credit Opportunities III CLO, LP
2017-3A, 3.40% due 04/28/26[2,3]	1,000,000	998,691
Jamestown CLO III Ltd.
2017-3A, 2.30% due 01/15/26[2,3]	1,000,000	998,689
OZLM IX Ltd.
2017-9A, 2.81% due 01/20/27[2,3]	1,000,000	997,515
WhiteHorse IV Ltd.
2007-4A, 2.33% due 01/17/20[2,3]	1,000,000	996,259
Golub Capital BDC CLO LLC
2014-1A, 3.66% due 04/25/26[2,3]	1,000,000	987,920
Rockwall CDO II Ltd.
2007-1A, 1.72% due 08/01/24[2,3]	990,233	987,265

	Face
	Amount[5]	Value
ASSET BACKED SECURITIES†† - 60.5% (continued)
Collateralized Loan Obligations - 59.2% (continued)
Venture VII CDO Ltd.
2006-7A, 1.39% due 01/20/22[2,3]	$579,607	$576,402
Madison Park Funding V Ltd.
2007-5A, 2.65% due 02/26/21[2,3]	500,000	490,906
LCM XII, LP
2015-12A, 2.42% due 10/19/22[2,3]	433,231	433,860
Resource Capital Corporation Ltd.
2014-CRE2, 2.22% due 04/15/32[2,3]	263,831	263,796
Newstar Commercial Loan Funding LLC
2014-1A, 3.76% due 04/20/25[2,3]	250,000	248,093
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.76% due 07/25/25[2,3]	250,000	245,536
Black Diamond CLO Ltd.
2013-1A, 2.57% due 02/01/23[2,3]	159,946	159,930
Franklin CLO VI Ltd.
2007-6A, 1.41% due 08/09/19[2,3]	13,521	13,515
Total Collateralized Loan Obligations		80,855,375
Collateralized Debt Obligations - 1.3%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,250,000	1,250,864
Triaxx Prime CDO Ltd.
2006-2A, 1.32% due 10/02/39[2,3]	514,718	503,257
SRERS Funding Ltd.
2011-RS, 1.35% due 05/09/46[2,3]	21,868	21,655
Total Collateralized Debt Obligations		1,775,776
Financial - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.11% due 07/10/17[2]	63,262	63,250
Total Asset Backed Securities
(Cost $82,587,093)		82,694,401
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.5%
Residential Mortgage Backed Securities - 14.0%
CSMC Series
2014-7R, 1.18% due 12/27/37[2,3]	1,608,927	1,551,965

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.5% (continued)
Residential Mortgage Backed Securities - 14.0% (continued)
2014-7R, 1.17% due 10/27/36[2,3]	$1,554,292	$1,514,591
2014-2R, 1.22% due 02/27/46[2,3]	1,248,831	1,177,734
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 1.85% due 11/25/37[2]	1,329,115	1,294,840
2006-NC1, 1.37% due 05/25/36[2]	272,432	263,220
LSTAR Securities Investment Ltd.
2016-4, 3.05% due 10/01/21[2,3]	811,132	808,058
2016-5, 3.05% due 11/01/21[2,3]	682,949	680,086
GSAMP Trust
2005-HE6, 1.66% due 11/25/35[2]	1,486,347	1,482,652
Structured Asset Investment Loan Trust
2005-1, 1.94% due 02/25/35[2,3]	653,306	651,306
2005-2, 1.95% due 03/25/35[2]	645,417	619,376
CIT Mortgage Loan Trust
2007-1, 2.57% due 10/25/37[2,3]	915,064	908,145
2007-1, 2.67% due 10/25/37[2,3]	297,092	300,793
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[3]	597,496	598,198
2016-1A, 2.98% due 02/25/26[2,3]	373,374	373,493
2015-2A, 2.88% due 11/25/25[3]	186,427	186,486
Countrywide Asset-Backed Certificates
2006-6, 1.39% due 09/25/36[2]	1,232,223	1,155,032
LSTAR Commercial Mortgage Trust
2016-7, 3.05% due 12/01/21[2,3]	1,138,896	1,134,269
Encore Credit Receivables Trust
2005-4, 1.66% due 01/25/36[2]	1,100,000	1,080,770
GSMSC Resecuritization Trust
2014-3R, 1.20% due 11/26/36[2,3]	921,352	902,276

	Face
	Amount[5]	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.5% (continued)
Residential Mortgage Backed Securities - 14.0% (continued)
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[3]	$809,622	$814,053
Ellington Loan Acquisition Trust
2007-2, 2.17% due 05/25/37[2,3]	599,044	599,532
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3,6]	454,815	456,457
New Century Home Equity Loan Trust Series
2005-C, 1.47% due 12/25/35[2]	349,978	344,852
Accredited Mortgage Loan Trust
2007-1, 1.35% due 02/25/37[2]	161,636	160,036
Total Residential Mortgage Backed Securities		19,058,220
Commercial Mortgage Backed Securities - 4.5%
Cosmopolitan Hotel Trust
2016-CSMO, 2.56% due 11/15/33[2,3]	1,700,000	1,712,773
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 3.26% due 07/15/31[2,3]	1,000,000	987,495
2014-FL5, 2.14% due 07/15/31[2,3]	342,429	342,636
Cold Storage Trust
2017-ICE3, 2.16% due 04/15/24[2,3]	1,300,000	1,301,610
Hospitality Mortgage Trust
2017-HIT, 1.87% due 05/08/30[2,3]	1,300,000	1,301,535
BLCP Hotel Trust
2014-CLRN, 2.05% due 08/15/29[2,3]	500,000	500,472
Total Commercial Mortgage Backed Securities		6,146,521
Total Collateralized Mortgage Obligations
(Cost $25,024,127)		25,204,741
CORPORATE BONDS†† - 10.5%
Financial - 7.9%
Credit Agricole S.A.
2.20% due 06/10/20[2,3]	1,350,000	1,365,819

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Face
	Amount[5]	Value
CORPORATE BONDS†† - 10.5% (continued)
Financial - 7.9% (continued)
Station Place Securitization Trust
2.12% due 02/25/49[2,3]	$1,333,333	$1,333,659
Morgan Stanley
2.54% due 02/01/19[2]	1,300,000	1,319,685
Sumitomo Mitsui Trust Bank Ltd.
2.07% due 10/18/19[2,3]	1,300,000	1,311,047
Royal Bank of Canada
1.59% due 04/15/19[2]	1,300,000	1,310,404
Capital One North America/Mclean VA
2.33% due 08/17/18[2]	1,200,000	1,208,612
2.00% due 09/13/19[2]	100,000	100,444
Fifth Third Bank/Cincinnati OH
2.08% due 08/20/18[2]	1,300,000	1,306,269
Santander UK plc
2.72% due 03/14/19[2]	1,200,000	1,221,761
Goldman Sachs Group, Inc.
2.37% due 04/30/18[2]	300,000	302,286
Total Financial		10,779,986
Communications - 0.7%
Level 3 Financing, Inc.
4.94% due 01/15/18[2]	650,000	652,649
Anixter, Inc.
5.63% due 05/01/19	350,000	368,375
Total Communications		1,021,024
Consumer, Cyclical - 0.7%
Daimler Finance North America LLC
1.88% due 08/03/17[2,3]	1,000,000	1,000,348
Consumer, Non-cyclical - 0.7%
Tenet Healthcare Corp.
6.25% due 11/01/18	650,000	685,750
HCA, Inc.
4.25% due 10/15/19	200,000	207,500
Total Consumer, Non-cyclical		893,250
Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	650,000	666,250
Utilities - 0.0%
AES Corp.
4.20% due 06/01/19[2]	44,000	44,000
Total Corporate Bonds
(Cost $14,310,342)		14,404,858

		Face
		Amount[5]	Value
FOREIGN TREASURY BILLS†† - 7.0%
Republic of Portugal
due 07/21/17[4]	EUR	$1,865,000	$2,130,599
due 09/22/17[4]	EUR	581,000	664,085
Total Republic of Portugal			2,794,684
Government of United Kingdom
due 07/10/17[4]	GBP	2,145,000	2,793,912
Kingdom of Spain
due 07/14/17[4]	EUR	1,420,000	1,622,182
due 08/18/17[4]	EUR	1,025,000	1,171,333
Total Kingdom of Spain			2,793,515
Government of Japan
due 07/18/17[4]	JPY	130,000,000	1,155,894
Total Foreign Treasury Bills
(Cost $9,259,610)			9,538,005
SENIOR FLOATING RATE INTERESTS††,2 - 2.0%
Technology - 1.0%
Ciena Corp.
3.71% due 01/28/22		798,000	799,995
First Data Corp.
3.72% due 04/26/24		630,243	630,016
Total Technology			1,430,011
Communications - 0.5%
Sprint Communications, Inc.
3.75% due 02/02/24		648,375	648,239
Financial - 0.5%
Fly Leasing Ltd.
3.43% due 02/09/23		618,071	618,843
Total Senior Floating Rate Interests
(Cost $2,687,512)			2,697,093
FOREIGN GOVERNMENT BONDS†† - 1.1%
Czech Republic
due 11/09/17[4]	CSK	33,000,000	1,448,166
Total Foreign Government Bonds
(Cost $1,298,606)			1,448,166
COMMERCIAL PAPER†† - 0.7%
Waste Management, Inc.
1.38% due 07/11/17[3]		900,000	899,655
Total Commercial Paper
(Cost $899,655)			899,655
Total Investments - 101.5%
(Cost $137,734,890)			$138,554,864
Other Assets & Liabilities, net - (1.5)%			(2,015,627)
Total Net Assets - 100.0%			$136,539,237

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at June 30, 2017	Net Unrealized Appreciation/(Depreciation)
J.P. Morgan	(130,000,000)	JPY	07/18/17	$1,202,407	$1,156,570	$45,837
Goldman Sachs	(581,000)	EUR	09/22/17	650,423	666,604	(16,181)
Citigroup	(1,025,000)	EUR	08/18/17	1,145,950	1,173,834	(27,884)
Morgan Stanley	(1,420,000)	EUR	07/14/17	1,553,487	1,622,866	(69,379)
Goldman Sachs	(2,145,000)	GBP	07/10/17	2,718,830	2,794,524	(75,694)
Goldman Sachs	(1,865,000)	EUR	07/21/17	2,004,716	2,132,395	(127,679)
J.P. Morgan	(33,000,000)	CSK	11/09/17	1,321,110	1,460,995	(139,885)
						$(410,865)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of June 30, 2017.
2	Variable rate security. Rate indicated is rate effective at June 30, 2017.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $105,341,785 (cost $105,166,018), or 77.2% of total net assets.

4	Zero coupon rate security.
5	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
6	Security is a step up/step down bond. The coupon increases or decreases at reguar intervals until the bond reaches full maturity. Rate indicated is rate effective at June 30, 2017.

CSK Czech Koruna
EUR Euro
GBP British Pound
JPY Japanese Yen
plc	Public Limited Company
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$82,694,401	$—	$—	$82,694,401
Collateralized Mortgage Obligations	—	25,204,741	—	—	25,204,741
Commercial Paper	—	899,655	—	—	899,655
Corporate Bonds	—	14,404,858	—	—	14,404,858
Forward Foreign Currency Exchange Contracts	—	—	45,837	—	45,837
Foreign Government Bonds	—	1,448,166	—	—	1,448,166
Foreign Treasury Bills	—	9,538,005	—	—	9,538,005
Senior Floating Rate Interests	—	2,697,093	—	—	2,697,093
Money Market Funds	1,667,945	—	—	—	1,667,945
Total Assets	$1,667,945	$136,886,919	$45,837	$—	$138,600,701

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$456,702	$—	$456,702
* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of June 30, 2017, the Fund had securities with a total value of $598,198 transfer out of Level 3 into Level 2 due to availability of market price information at period end. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Total
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$944,561	$944,561
Sales, maturities and paydowns	(341,527)	(341,526)
Total change in unrealized gains or losses included in earnings	(4,836)	(4,836)
Transfers out of Level 3	(598,198)	(598,198)
Ending Balance	$-	$-

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are "accredited investors" within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the "Funds").

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share ("NAV") of a fund is calculated by dividing the market value of the fund's securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A.The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale prices as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale price on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foregin securities are determined as of the close of such foreign markets or the the close of the NYSE, if earlier. All investmens quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETfs") and closed-end investment companies ("CEfs) are value at the last quoted sales price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offeredby one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate(LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2017.

2. Derivatives

As part of their investment strategy, the Funds utilize derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Policies of these to Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Deriviative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may use derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the Valuation Procedures that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information
At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Strategy Fund I	$ 418,944,494	$ 3,669,357	$ (561,391)	$ 3,107,966
Guggenheim Strategy Fund II	435,176,115	3,827,818	(516,664)	3,311,154
Guggenheim Strategy Fund III	244,465,608	1,678,240	(321,451)	1,356,789
Guggenheim Variable Insurance Strategy Fund III	137,734,890	991,325	(171,351)	819,974

OTHER INFORMATION

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.
(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.
  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:   President and Chief Executive Officer
Date:   August 29, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:      /s/ Donald C. Cacciapaglia
Name: Donald C. Cacciapaglia
Title:   President and Chief Executive Officer
Date:   August 29, 2017
By:      /s/ John L. Sullivan
Name: John L. Sullivan
Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:   August 29, 2017